Unaudited Consolidated Statements of Changes in Shareholders’ Equity (Deficits) - USD ($)		Ordinary shares Previosly Reported	Ordinary shares Recapitalization	Ordinary shares	Additional paid-in capital Previosly Reported	Additional paid-in capital Recapitalization	Additional paid-in capital	Accumulated deficit Previosly Reported	Accumulated deficit Recapitalization	Accumulated deficit	Accumulative other comprehensive income Previosly Reported	Accumulative other comprehensive income Recapitalization	Accumulative other comprehensive income	Previosly Reported	Recapitalization	Total
Balance at Dec. 31, 2024		$ 144,177	$ (137,704)	$ 6,473	$ 8,328,040	$ 137,704	$ 8,465,744	$ (1,927,043)		$ (1,927,043)	$ 45,072		$ 45,072	$ 6,590,246		$ 6,590,246
Balance (in Shares) at Dec. 31, 2024		1,441,766	63,288,645	64,730,411
Net income (loss)										(1,916,581)						(1,916,581)
Foreign currency translation adjustment													414,486			414,486
Balance at Jun. 30, 2025				$ 6,473			8,465,744			(3,843,624)			459,558			5,088,151
Balance (in Shares) at Jun. 30, 2025				64,730,411
Balance at Dec. 31, 2025				$ 7,079			7,161,681			(10,238,359)			213,936			(2,855,663)
Balance (in Shares) at Dec. 31, 2025	[1]			70,789,261
Issuance of Common Shares per Warrants exercise				$ 3			640,751									640,754
Issuance of Common Shares per Warrants exercise (in Shares)	[1]			37,923
Issuance of Ordinary shares upon RSU settlement	[1]			$ 2			59,998									60,000
Issuance of Ordinary shares upon RSU settlement (in Shares)	[1]			15,660
Net income (loss)										6,700,497						6,700,497
Foreign currency translation adjustment													(71,619)			(71,619)
Balance at Jun. 30, 2026				$ 7,084			$ 7,862,430			$ (3,537,862)			$ 142,317			$ 4,473,969
Balance (in Shares) at Jun. 30, 2026	[1]			70,842,844

[1]	Includes 11,498 shares vested on June 30, 2026 administratively issued on July 1, 2026.